As Filed Electronically with the Securities and Exchange Commission on November 16, 2004

Securities Act File No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933    ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, Massachusetts 02110-4103

(Address of Principal Executive Offices) (Zip Code)

617-295-2572

(Registrant’s Area Code and Telephone Number)

John Millette

Deutsche Investment Management Americas Inc.

Two International Place

Boston, Massachusetts 02110-4103

(Name and Address of Agent for Service)

With copies to:

John W. Gerstmayr, Esq.	Cathy G. O’Kelly, Esq.
Thomas R. Hiller, Esq.	David A. Sturms, Esq.
Ropes & Gray LLP	Vedder, Price, Kaufman & Kammholz, P.C.
One International Place	222 North LaSalle Street
Boston, Massachusetts 02110-2624	Chicago, Illinois 60601

TITLE OF SECURITIES BEING REGISTERED:

Shares of the Scudder Capital Growth Fund Series of the Registrant

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Questions & Answers

Scudder Growth Fund

Scudder Growth Trust

Q&A

Q What is happening?

A Deutsche Asset Management (“DeAM”), the investment manager for the Scudder funds, has initiated a program to reorganize and merge selected funds within the Scudder fund family.

Q What issue am I being asked to vote on?

A You are being asked to vote on a proposal to merge Scudder Growth Fund into Scudder Capital Growth Fund. Both funds are managed by the same portfolio management team and seek to achieve substantially the same investment objective through similar types of investments.

After carefully reviewing the proposal, your fund’s Board has determined that this action is in the best interest of the fund. The Board recommends that you vote for this proposal.

Q Why has this proposal been made for my fund?

A As discussed in the enclosed prospectus/proxy statement, the merger of the two funds is intended to create a more streamlined line-up of Scudder funds, which DeAM believes may help enhance performance and increase the efficiency of DeAM’s operations. The merger also may result in greater cost efficiencies and the potential for greater economies of scale for the combined Fund and its shareholders. Although there can be no guarantee, it is expected that the combined Fund will have [the same or] lower total operating expenses than Scudder Growth Fund.

Q&A continued

Q Will I have to pay taxes as a result of the merger?

A The merger is expected to be a tax-free transaction for federal income tax purposes and will not take place unless special tax counsel provides an opinion to that effect. As a result of the merger, however, your fund may lose the benefit of certain tax losses that could have been used to offset or defer future gains. If you choose to redeem or exchange your shares before or after the merger, the redemption or exchange will generate taxable gain or loss; therefore, you may wish to consult a tax advisor before doing so. Of course, you may also be subject to capital gains as a result of the normal operations of your fund whether or not the transaction occurs.

Q Upon merger, will I own the same number of shares?

A The aggregate value of your shares will not change as a result of the merger. It is likely, however, that the number of shares you own will change as a result of the merger because your shares will be exchanged at the net asset value per share of Scudder Capital Growth Fund, which will probably be different from the net asset value per share of Scudder Growth Fund.

Q Will any fund pay for the proxy solicitation and legal costs associated with this solicitation?

A No. DeAM will bear these costs.

Q When would the merger take place?

A If approved, the merger would occur on or about March 14, 2005 or as soon as reasonably practicable after shareholder approval is obtained. Shortly after completion of the merger, shareholders whose accounts are affected by the merger will receive a confirmation statement reflecting their new account number and number of shares owned.

Q&A continued

Q How can I vote?

A You can vote in any one of four ways:

■	Through the Internet by going to the website listed on your proxy card;

■	By telephone, with a toll-free call to the number listed on your proxy card;

■	By mail, by sending the enclosed proxy card, signed and dated, to us in the enclosed envelope; or

■	In person, by attending the special meeting.

We encourage you to vote over the Internet or by telephone, following the instructions that appear on your proxy card. Whichever method you choose, please take the time to read the full text of the proxy statement before you vote.

Q If I send my proxy in now as requested, can I change my vote later?

A You may revoke your proxy at any time before it is voted by: (1) sending a written revocation to the Secretary of the fund as explained in the proxy statement; or (2) forwarding a later-dated proxy that is received by the fund at or prior to the special meeting; or (3) attending the special meeting and voting in person. Even if you plan to attend the special meeting, we ask that you return the enclosed proxy. This will help us ensure that an adequate number of shares are present for the special meeting to be held.

Q Will I be able to continue to track my fund’s performance in the newspaper, on the Internet or through the voice response system (ScudderACCESS)?

A Yes. You will be able to continue to track your fund’s performance through all these means.

Q Whom should I call for additional information about this proxy statement?

A Please call Georgeson Shareholder, your fund’s proxy solicitor, at 1-888-288-5518.

SCUDDER GROWTH FUND

A Message from the Fund’s Chief Executive Officer

December     , 2004

Dear Shareholder:

I am writing to you to ask for your vote on an important matter that affects your investment in Scudder Growth Fund (“Growth Fund”). While you are, of course, welcome to join us at Growth Fund’s special meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card, or by voting by telephone or through the Internet.

We are asking for your vote on the following matter:

Proposal:	Approval of a proposed merger of Growth Fund into Scudder Capital Growth Fund (“Capital Growth Fund”). In this merger, your shares of Growth Fund would, in effect, be exchanged, on a tax-free basis, for shares of Capital Growth Fund with an equal net asset value.

The proposed merger is part of a program initiated by Deutsche Asset Management (“DeAM”), the investment manager for the Scudder funds. This program is intended to provide a more streamlined selection of investment options that is consistent with the changing needs of investors. If approved by fund shareholders, this program will enable DeAM to:

•	Eliminate redundancies within the Scudder fund family by reorganizing and combining certain funds; and

•	Focus its investment resources on a core set of mutual funds that best meets investor needs.

In determining to recommend approval of the merger, the Trustees of Scudder Growth Trust, of which Growth Fund is a series, considered the following factors, among others:

•	DeAM’s overall program to reorganize and combine selected funds within the Scudder fund family gives the portfolio management team the opportunity to focus its efforts on managing the combined Fund and offers a uniform distribution platform for the combined Fund;

•	Growth Fund shareholders will have the opportunity to continue to invest in a larger fund with similar investment policies;

•	Shareholders will have the potential for economies of scale;

•	DeAM’s agreement to pay all costs associated with the merger; and

•	The merger would be a tax-free reorganization for the shareholders for federal income tax purposes.

The investment objectives and policies of Capital Growth Fund are similar to those of Growth Fund, except that Capital Growth Fund has no restriction on market capitalization, has no explicit policy on foreign securities and is prohibited from holding tobacco stocks. If the merger is approved, the Board expects that the proposed changes will take effect during the first calendar quarter of 2005.

Included in this booklet is information about the upcoming shareholders’ meeting:

•	A Notice of a Special Meeting of Shareholders, which summarizes the issue for which you are being asked to provide voting instructions; and

•	A Prospectus/Proxy Statement, which provides detailed information on Capital Growth Fund, the specific proposal being considered at the shareholders’ meeting, and why the proposal is being made.

Although we would like very much to have each shareholder attend the special meeting, we realize this may not be possible. Whether or not you plan to be present, however, we need your vote. We urge you to review the enclosed materials thoroughly. Once you’ve determined how you would like your interests to be represented, please promptly complete, sign, date and return the enclosed proxy card, vote by telephone or record your voting instructions on the Internet. A postage-paid envelope is enclosed for mailing, and telephone and Internet voting instructions are listed at the top of your proxy card. You may receive more than one proxy card. If so, please vote each one.

I’m sure that you, like most people, lead a busy life and are tempted to put this proxy aside for another day. Please don’t. Your prompt return of the enclosed proxy card (or your voting by telephone or through the Internet) may save the necessity and expense of further solicitations.

Your vote is important to us. We appreciate the time and consideration I am sure you will give this important matter. If you have questions about the proposal, please call Georgeson Shareholder, Growth Fund’s proxy solicitor, at 1-888-288-5518, or contact your financial advisor. Thank you for your continued support of Scudder Investments.

Sincerely yours,

Julian F. Sluyters

Chief Executive Officer

Scudder Growth Trust

SCUDDER GROWTH FUND

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

This is the formal agenda for your Fund’s shareholder special meeting. It tells you what matter will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders of Scudder Growth Fund:

A Special Meeting of Shareholders of Scudder Growth Fund (“Growth Fund”) will be held February 24, 2005 at [            ] [a.m./p.m.] Eastern time, at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, 27th Floor, New York, New York 10154 (the “Meeting”), to consider the following:

Proposal:	Approving an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all of the assets of Growth Fund to Scudder Capital Growth Fund (“Capital Growth Fund”), in exchange for shares of Capital Growth Fund and the assumption by Capital Growth Fund of all liabilities of Growth Fund, and the distribution of such shares, on a tax-free basis, to the shareholders of Growth Fund in complete liquidation of Growth Fund.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

Holders of record of shares of Growth Fund at the close of business on December 2, 2004 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

In the event that the necessary quorum to transact business or the vote required to approve the merger is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of the proposal and will vote AGAINST any such adjournment those proxies to be voted against the proposal.

By order of the Trustees

John Millette

Secretary

December     , 2004

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED OR RECORD YOUR VOTING INSTRUCTIONS BY TELEPHONE OR THROUGH THE INTERNET SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp., John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

IMPORTANT INFORMATION

FOR SHAREHOLDERS OF

SCUDDER GROWTH FUND

This document contains a prospectus/proxy statement and a proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how to vote on your behalf on an important issue relating to your fund. If you complete and sign the proxy (or tell us how you want to vote by voting by telephone or through the Internet), we’ll vote exactly as you tell us. If you simply sign the proxy, we’ll vote it in accordance with the Trustees’ recommendation on page [    ].

We urge you to review the prospectus/proxy statement carefully and either fill out your proxy card and return it to us by mail, vote by telephone or record your voting instructions via the Internet. You may receive more than one proxy card since several shareholder special meetings are being held as part of the broader restructuring program of the Scudder fund family. If so, please vote each one. Your prompt return of the enclosed proxy card (or your voting by telephone or through the Internet) may save the necessity and expense of further solicitations.

We want to know how you would like to vote and welcome your comments. Please take a few minutes to read these materials and return your proxy to us.

If you have any questions, please call Georgeson Shareholder, Growth Fund’s proxy solicitor, at the special toll-free number we have set up for you (1-888-288-5518) or contact your financial advisor.

PROSPECTUS/PROXY STATEMENT

[                    ], 2004

Acquisition of the assets of:	By and in exchange for shares of:

Scudder Growth Fund a series of Scudder Growth Trust	Scudder Capital Growth Fund a series of Investment Trust

222 South Riverside Plaza Chicago, IL 60606 (312) 781-1121	Two International Place Boston, MA 02110 (617) 295-3986

This Prospectus/Proxy Statement is being furnished in connection with the proposed merger of Scudder Growth Fund (“Growth Fund”) into Scudder Capital Growth Fund (“Capital Growth Fund”). Capital Growth Fund and Growth Fund are referred to herein collectively as the “Funds,” and each is referred to herein individually as a “Fund.” As a result of the proposed merger, each shareholder of Growth Fund will receive a number of full and fractional shares of the corresponding class of Capital Growth Fund equal in value as of the date of the exchange to the total value of such shareholder’s Growth Fund shares.

This Prospectus/Proxy Statement is being mailed on or about December     , 2004. It explains concisely what you should know before voting on the matter described in this Prospectus/Proxy Statement or investing in Capital Growth Fund, a diversified series of an open-end management investment company. Please read it carefully and keep it for future reference.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i)	the joint prospectus of Capital Growth Fund (Classes A, B, C and R) and Growth Fund (Classes A, B and C), dated December 1, 2004, as supplemented from time to time, a copy of which, if applicable, is included with this Prospectus/Proxy Statement;

(ii)	the prospectus of Capital Growth Fund, dated December 1, 2004, as supplemented from time to time, relating to Institutional Class shares, a copy of which, if applicable, is included with this Prospectus/Proxy Statement;

(iii)	the prospectus of Growth Fund, dated December 1, 2004, as supplemented from time to time, relating to Institutional Class shares;

(iv)	the statement of additional information of Growth Fund, dated December 1, 2004, as supplemented from time to time, relating to Class A, Class B, Class C and Institutional Class shares;

(v)	the statement of additional information relating to the proposed merger, dated [ ], 2004 (the “Merger SAI”); and

(vi)	the financial statements and related report of independent registered public accounting firm included in Growth Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2004.

Shareholders may receive free copies of the Funds’ annual reports, semi-annual reports, prospectuses, statements of additional information or the Merger SAI, request other information about a Fund, or make shareholder inquiries, by contacting their financial advisor or by calling the corresponding Fund at the phone number listed above.

Like shares of Growth Fund, shares of Capital Growth Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve risk, including the possible loss of the principal amount invested.

This document is designed to give you the information you need to vote on the proposal. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you don’t understand, please contact Georgeson Shareholder, Growth Fund’s proxy solicitor, at 1-888-288-5518, or contact your financial advisor.

Capital Growth Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith files reports and other information with the SEC. You may review and copy information about the Funds, including the prospectuses and the statements of additional information, at the SEC’s public reference room at 450 Fifth Street, NW, Washington, D.C. You may call the SEC at 1-202-942-8090 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

I. Synopsis

The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed merger between mutual funds. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed merger.

1. What is being proposed?

The Trustees of Scudder Growth Trust (the “Trust”), of which Growth Fund is a series, are recommending that shareholders approve the transactions contemplated by the Agreement and Plan of Reorganization (as described below in Part IV and the form of which is attached hereto as Exhibit A), which we refer to as a merger of Growth Fund with and into Capital Growth Fund. If approved by shareholders, all of the assets of Growth Fund will be transferred to Capital Growth Fund solely in exchange for (a) the issuance and delivery to Growth Fund of Class A, Class B, Class C and Institutional Class shares of Capital Growth Fund (“Merger Shares”) with a value equal to the value of Growth Fund’s assets net of liabilities, and (b) the assumption by Capital Growth Fund of all liabilities of Growth Fund. Immediately following the transfer, the appropriate class of Merger Shares received by Growth Fund will be distributed pro-rata, on a tax-free basis for federal income tax purposes, to each of its shareholders of record.

Deutsche Asset Management (“DeAM”) proposed this combination as part of its overall product rationalization program to reorganize and combine selected funds within the Scudder fund family. The Scudder fund family is made up of a group of funds that were managed by different investment advisors over the years and that have come together as a result of various corporate transactions that have taken place over time. As a result of these corporate transactions, there are a number of redundant funds within the Scudder fund family. In addition, the funds in the Scudder fund family do not currently have the same share class structure. DeAM’s overall program is designed to reorganize and combine funds in order to, among other reasons, eliminate redundant funds. DeAM’s program is also designed to expand product offerings across more share classes and adjust or eliminate share classes in order to implement the same share class structure across the Scudder fund family. DeAM believes this program may help enhance investment performance and increase the efficiency of its operations.

2. What will happen to my shares of Growth Fund as a result of the merger?

Your shares of Growth Fund will, in effect, be exchanged on a tax-free basis for shares of the same class of Capital Growth Fund with an equal aggregate net asset value on the date of the merger.

3. Why have the Trustees of the Trust recommended that I approve the merger?

The Trustees considered the following factors in determining to recommend that shareholders of Growth Fund approve the merger:

•	DeAM’s overall program to reorganize and combine selected funds in the Scudder fund family as described above.

•	The merger offers Growth Fund shareholders the opportunity to continue to invest in a larger fund with similar investment policies.

Deutsche Investment Management Americas Inc. (“DeIM”), Growth Fund’s investment advisor, has advised the Trustees that Growth Fund and Capital Growth Fund have similar investment objectives, policies and strategies. In addition, DeIM has advised the Trustees that both Funds have the same portfolio managers.

•	The merger is intended to create a more streamlined line-up of Scudder funds, which DeAM believes may help enhance investment performance and increase the efficiency of DeAM’s operations. The merger also may result in greater cost efficiencies and the potential for economies of scale for the combined Fund and its shareholders.

•	DeAM’s agreement to pay all costs associated with the merger.

•	The merger is structured as a tax-free reorganization for federal income tax purposes. Shareholders are not expected to recognize any gain or loss for federal income tax purposes directly as a result of the merger.

The Trustees of the Trust have concluded that: (1) the merger is in the best interests of Growth Fund, and (2) the interests of the existing shareholders of Growth Fund will not be diluted as a result of the merger. Accordingly, the Trustees recommend approval of the Agreement and Plan of Reorganization (as defined below) and the merger as contemplated thereby.

4. How do the investment goals, policies and restrictions of the two Funds compare?

While not identical, the investment objectives, policies and restrictions of the Funds are similar. Growth Fund seeks growth of capital. Capital Growth Fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other growth mutual funds. Both Funds buy primarily equity securities. Under normal circumstances, Growth Fund invests at least 65% of total assets in common stocks of large U.S. companies that are similar in size to the companies in the Russell 1000 Growth Index. Under normal circumstances, Capital Growth Fund invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. Growth Fund may invest up to 25% of its assets in foreign securities, whereas Capital Growth Fund is not so limited. Capital Growth Fund is not permitted to invest in tobacco stocks, whereas Growth Fund is not so limited. Capital Growth Fund may not lend its portfolio securities in an amount greater than 5% of its total assets, whereas Growth Fund may lend its portfolio securities in an amount up to 1/3 of its total assets. Capital Growth Fund may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, whereas Growth Fund is not so limited. Growth Fund may not invest more than 15% of its net assets in illiquid securities, whereas Capital Growth Fund is not so limited (although Capital Growth Fund is subject to the Securities and Exchange Commission’s 15% restriction on illiquid securities. Each Fund has elected to be classified as a diversified series of an open-end investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer. Please also see Part II—Investment Strategies and Risk Factors—below for a more detailed comparison of the Funds’ investment policies and restrictions.

The following table sets forth a summary of the composition of the investment portfolio of each Fund as of September 30, 2004, and of Capital Growth Fund on a pro forma combined basis, giving effect to the proposed merger:

Portfolio Composition (as a % of Fund)

(excludes cash equivalents)

[To be provided by amendment.]

Common Stocks	Growth Fund		Capital Growth Fund		Capital Growth Fund—Pro Forma Combined(1)
Consumer Discretionary	[	]%	[	]%	[	]%
Consumer Staples	[	]%	[	]%	[	]%
Energy	[	]%	[	]%	[	]%
Financials	[	]%	[	]%	[	]%
Health Care	[	]%	[	]%	[	]%
Industrials	[	]%	[	]%	[	]%
Information Technology	[	]%	[	]%	[	]%
Materials	[	]%	[	]%	[	]%
Telecommunications Services	[	]%	[	]%	[	]%
	100%		100%		100%

(1)	Reflects the blended characteristics of Growth Fund and Capital Growth Fund as of September 30, 2004. The portfolio composition and characteristics of the combined fund will change consistent with its stated investment objective and policies.

5. How do the management fees and expense ratios of the two Funds compare, and what are they estimated to be following the merger?

The following tables summarize the fees and expenses you may pay when investing in the Funds, the expenses that each of the Funds incurred for the year ended September 30, 2004, and the pro forma estimated expense ratios of Capital Growth Fund assuming consummation of the merger as of that date.

Shareholder Fees

(fees that are paid directly from your investment)

	Class A		Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)
Growth Fund	5.75%		None	None	None
Capital Growth Fund	5.75%		None	None	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds)
Growth Fund	None	(1)	4.00	1.00	None
Capital Growth Fund	None	(1)	4.00	1.00	None
Redemption Fee(2) (as a percentage of total redemption proceeds)
Growth Fund	None		None	None	None
Capital Growth Fund	None		None	None	None

(1)	The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed during the next six months following purchase.
(2)	Effective February 1, 2005, each Fund will impose a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange).

The table below compares the annual management fee schedules of the Funds, expressed as a percentage of net assets. The management fee schedule of Capital Growth Fund reflects reductions that will be effective upon the consummation of the merger. As of September 30, 2004, Capital Growth Fund and Growth Fund had net assets of $[            ] and $[            ], respectively.

Capital Growth Fund		Growth Fund
Average Daily Net Assets	Management Fee	Average Daily Net Assets	Management Fee
$0 - $250 million	0.58%	$0 - $250 million	0.580%
$250 million - $1 billion	0.55%	$250 million - $1 billion	0.550%
$1 billion - $2.5 billion	0.53%	$1 billion - $2.5 billion	0.530%
$2.5 billion - $5 billion	0.51%	$2.5 billion - $5 billion	0.510%
$5 billion - $7.5 billion	0.48%	$5 billion - $7.5 billion	0.480%
$7.5 billion - $10 billion	0.46%	$7.5 billion - $10 billion	0.460%
$10 billion - $12.5 billion	0.44%	$10 billion - $12.5 billion	0.440%
Over $12.5 billion	0.42%	Over $12.5 billion	0.420%

As shown below, the merger is expected to result in a lower management fee ratio and in [the same or] a lower total expense ratio for shareholders of Growth Fund. However, there can be no assurance that the merger will result in expense savings.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

[To be provided by amendment.]

	Management Fee		Distribution/ Service (12b-1) Fees		Other Expenses(1)		Total Annual Fund Operating Expenses		Less Expense Waiver/ Reimbursements		Net Annual Fund Operating Expenses (after waiver)
Growth Fund
Class A	[	]%	[	]%	[	]%	[	]%(2)	[	]%	[	]%
Class B	[	]%	[	]%	[	]%	[	]%(2)	[	]%	[	]%
Class C	[	]%	[	]%	[	]%	[	]%(2)	[	]%	[	]%
Institutional Class	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

Capital Growth Fund
Class A	[	]%	[	]%	[	]%	[	]%(3)	[	]%	[	]%
Class B	[	]%	[	]%	[	]%	[	]%(3)	[	]%	[	]%
Class C	[	]%	[	]%	[	]%	[	]%(3)	[	]%	[	]%
Institutional Class	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

Capital Growth Fund (Pro forma combined)(4)
Class A	[	]%	[	]%	[	]%(5)	[	]%	[	]%	[	]%
Class B	[	]%	[	]%	[	]%(5)	[	]%	[	]%	[	]%
Class C	[	]%	[	]%	[	]%(5)	[	]%	[	]%	[	]%
Institutional Class	[	]%	[	]%	[	]%(5)	[	]%	[	]%	[	]%

(1)	Restated and estimated to reflect the termination of the fixed rate administrative fee.
(2)	Through September 30, 2005, the investment advisor of Growth Fund has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.920%, 1.005%, 0.990% and 0.715% for Class A, Class B, Class C and Institutional Class shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.
(3)	Through September 30, 2005, the investment advisor for Capital Growth Fund has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.000%, 1.015%, 1.005% and 0.76% for Class A, Class B, Class C and Institutional Class shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.

(4)	Through November 30, 2008, the investment advisor of Capital Growth Fund has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the combined fund to the extent necessary to maintain the combined fund’s total operating expenses at 0.82%, 1.01%, 0.99% and 0.72% for Class A, Class B, Class C and Institutional Class shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, shareholder servicing fees, trustee and trustee counsel fees, and organizational and offering expenses.
(5)	Other expenses are estimated, accounting for the effect of the merger.

The tables are provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that each Fund incurs and that Deutsche Asset Management (“DeAM”), the investment manager for the Scudder funds, expects the combined fund to incur in the first year following the merger.

Examples:

The following examples translate the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the costs of investing in the Funds. The examples make certain assumptions. They assume that you invest $10,000 in a Fund for the time periods shown and reinvest all dividends and distributions. They also assume a 5% return on your investment each year and that a Fund’s operating expenses remain the same. This is only an example; actual expenses will be different.

[To be provided by amendment.]

	1 Year			3 Years			5 Years			10 Years
Growth Fund
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B(1)	$	[	]	$	[	]	$	[	]	$	[	]
Class B(2)	$	[	]	$	[	]	$	[	]	$	[	]
Class C(1)	$	[	]	$	[	]	$	[	]	$	[	]
Class C(2)	$	[	]	$	[	]	$	[	]	$	[	]
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]

Capital Growth Fund
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B(1)	$	[	]	$	[	]	$	[	]	$	[	]
Class B(2)	$	[	]	$	[	]	$	[	]	$	[	]
Class C(1)	$	[	]	$	[	]	$	[	]	$	[	]
Class C(2)	$	[	]	$	[	]	$	[	]	$	[	]
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]

	1 Year			3 Years			5 Years			10 Years
Capital Growth Fund (Pro forma combined)
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B(1)	$	[	]	$	[	]	$	[	]	$	[	]
Class B(2)	$	[	]	$	[	]	$	[	]	$	[	]
Class C(1)	$	[	]	$	[	]	$	[	]	$	[	]
Class C(2)	$	[	]	$	[	]	$	[	]	$	[	]
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]

(1)	Assuming you sold your shares at the end of each period.
(2)	Assuming you kept your shares.
(3)	Includes one year of capped expenses in each period.
(4)	Includes one year of capped expenses in the “1 Year” period and three years of capped expenses in each of the “3 Years,” “5 Years” and “10 Years” periods.

6. What are the federal income tax consequences of the proposed merger?

For federal income tax purposes, no gain or loss is expected to be recognized by Growth Fund or its shareholders as a direct result of the merger. For a discussion of taxes that you may incur indirectly as a result of the merger (e.g., due to differences in the Funds’ portfolio turnover rates and net investment income), please see “Information about the Proposed Merger—Federal Income Tax Consequences,” below.

7. Will my dividends be affected by the merger?

The merger will not result in a change in dividend policy.

8. Do the procedures for purchasing, redeeming and exchanging shares of the two Funds differ?

No. The procedures for purchasing and redeeming shares of each Fund, and for exchanging shares of each Fund for shares of other Scudder funds, are identical.

9. How will I be notified of the outcome of the merger?

If the proposed merger is approved by shareholders, you will receive confirmation after the merger is completed, indicating your new account number and the number of Merger Shares you are receiving. Otherwise, you will be notified in the next shareholder report of Growth Fund.

10. Will the number of shares I own change?

Yes, the number of shares you own will most likely change. However, the total value of the shares of Capital Growth Fund you receive will equal the total value of the shares of Growth Fund that you hold at the time of the merger. Even though the net asset value per share of each Fund is likely to be different, the total value of each shareholder’s holdings will not change as a result of the merger.

11. What percentage of shareholders’ votes is required to approve the merger?

Approval of the merger will require the affirmative vote of the shareholders of Growth Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter at the special meeting.

The Trustees of the Trust believe that the proposed merger is in the best interest of Growth Fund. Accordingly, the Trustees recommend that shareholders vote FOR approval of the proposed merger.

II. Investment Strategies and Risk Factors

What are the main investment strategies and related risks of Capital Growth Fund and how do they compare with those of Growth Fund?

Investment Objectives and Strategies.    As noted above, the Funds have similar investment objectives and are managed by the same portfolio management team. Growth Fund seeks growth of capital. Capital Growth Fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other growth mutual funds. Both Funds buy primarily equity securities. Under normal circumstances, Growth Fund invests at least 65% of total assets in common stocks of large U.S. companies that are similar in size to the companies in the Russell 1000 Growth Index. Under normal circumstances, Capital Growth Fund invests at least 65% of total assets in equities, mainly common stocks of U.S. companies.

In managing each Fund, the portfolio managers of both Funds look for individual companies that have displayed above-average earnings growth, and that have strong competitive positions and effective management.

In particular, the portfolio managers of Growth Fund consider the economic outlooks for various sectors and industries and seek those that may benefit from changes in the overall business environment. The managers look for companies with projected revenue or earnings growth that is above average relative to their sector. Generally, the managers keep Growth Fund’s sector weightings similar to those of the Russell 1000 Growth Index.

Unlike for Growth Fund, the portfolio managers of Capital Growth Fund use several strategies in seeking to reduce downside risk as compared to other similar funds, including: (i) analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups, (ii) focusing on high quality companies with reasonable valuations, (iii) diversifying broadly among companies, industries and sectors and (iv) limiting the majority of the portfolio to 3.5% in any one issuer.

For both Funds, the portfolio managers normally will sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed or other investments offer better opportunities, in the course of adjusting the Fund’s emphasis on a given industry or, with respect to Capital Growth Fund only, when they believe its potential risks have increased.

In addition, both Funds may use various types of derivative instruments (instruments whose value is based on, for example, indices, currencies or securities) in circumstances when the managers believe that they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. Such instruments may include futures, options and covered call options.

Additionally, though it normally will not invest in foreign securities, Growth Fund may invest up to 25% of its assets in foreign securities. Capital Growth Fund has no comparable restriction on investments in foreign securities. Growth Fund invests at least 65% of its total assets in large-capitalization company securities. Capital Growth Fund has no comparable restriction on the market capitalization of the companies in whose securities it invests. Capital Growth Fund is prohibited from owning any securities issued by tobacco companies. Growth Fund has no comparable restriction on investments in tobacco securities.

Each Fund has elected to be classified as a diversified series of an open-end investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

DeAM believes that Capital Growth Fund should provide a comparable investment opportunity for shareholders of Growth Fund, although it should be noted that, unlike Growth Fund, Capital Growth may not invest in securities of tobacco-producing companies. It is anticipated that there will be a pre-merger liquidation by Growth Fund of all investments that are not consistent with the current investment objective, policies and restrictions of Capital Growth Fund.

For a more detailed description of the investment techniques used by Growth Fund and Capital Growth Fund, please see the applicable Fund’s prospectus and statement of additional information and the Merger SAI.

Primary Risks.    As with any mutual fund, you may lose money by investing in Capital Growth Fund. Certain risks associated with an investment in Capital Growth Fund are summarized below. Subject to limited exceptions, the risks of an investment in Capital Growth Fund are substantially similar to the risks of an investment in Growth Fund. More detailed descriptions of the risks associated with an investment in Capital Growth Fund can be found in the current prospectus and statement of additional information for Capital Growth Fund.

The value of your investment in Capital Growth Fund will change with changes in the values of the investments held by Capital Growth Fund. A wide array of factors can affect those values. In this summary, we describe the principal risks that may affect Capital Growth Fund’s investments as a whole. Capital Growth Fund could be subject to additional principal risks because the types of investments it makes can change over time.

There are several risk factors that could hurt the performance of Capital Growth Fund, cause you to lose money or cause the performance of Capital Growth Fund to trail that of other investments.

Stock Market Risk.    As with most stock funds, the most important factor with Capital Growth Fund is how stock markets perform—in this case, the growth portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price, regardless of how well the company performs. The market as a whole may not favor the types of investments that Capital Growth Fund makes and it may not be able to get an attractive price for them. An investment in Growth Fund also is subject to this risk.

Industry Risk.    While Capital Growth Fund does not concentrate in any industry, to the extent that it has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of its portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence. An investment in Growth Fund also is subject to this risk.

Growth Investing Risk.    Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks also may be out of favor for certain periods in relation to value stocks. An investment in Growth Fund also is subject to this risk.

Other factors that could affect performance include:

•	the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters;

•	Capital Growth Fund’s risk management strategies could make long-term performance somewhat lower than it would have been without these strategies; and

•	derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements.

Performance Information.    The following information provides some indication of the risks of investing in the Funds. The bar charts show year-to-year changes in the performance of each Fund’s Class A shares. The bar charts do not reflect sales loads; if they did, total returns would be lower than those shown. The table following the charts shows how each Fund’s performance compares to that of a broad-based market index and another relevant index (which, unlike a Fund, do not have any fees or expenses). Because the inception date for Classes A, B and C of Capital Growth Fund was June 25, 2001, the performance figures for each such class of Capital Growth Fund before that date are based on the historical performance of the Fund’s original share class (Class AARP), adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges, if any, of Class A, Class B or Class C. Because the Capital Growth Fund was reorganized on July 17, 2000 from AARP Capital Growth Trust, a series of AARP Growth Trust, into Class AARP of Capital Growth Fund, a newly created series of Investment Trust, the performance of Class AARP for periods prior to July 17, 2000 reflects the performance of AARP Capital Growth Fund. Because the inception date for Classes B and C of Growth Fund was May 31, 1994, the performance figures for each such class of Growth Fund before that date are based on the historical performance of Growth Fund’s original share class (Class A), adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of Class B or Class C. The performance of the Funds and the indices varies over time. Of course, a Fund’s past performance is not an indication of future performance.

Calendar Year Total Returns (%)

Capital Growth Fund

Annual Total Returns (%) as of 12/31 each year	Class A

For the periods included in the bar chart:

Best Quarter: 25.74%, Q4, 1998                    Worst Quarter: -20.60%, Q3, 2001

Growth Fund

Annual Total Returns (%) as of 12/31 each year	Class A

For the periods included in the bar chart:

Best Quarter: 29.11%, Q4, 1999                    Worst Quarter: -22.18%, Q3, 1998

Class A year-to-date performance through September 30, 2004 was -2.95% for Growth Fund and -0.42% for Capital Growth Fund.

Average Annual Total Returns (for periods ending 12/31/03)

	Past 1 year	Past 5 years	Past 10 years/ Since inception
Capital Growth Fund
Class A (Return before taxes)	18.75%	-4.33%	6.47%
Class A (Return after taxes on distributions)	18.75%	-5.13%	5.05%
Class A (Return after taxes on distributions and sale of Fund shares)	10.17%	-4.10%	4.91%
Class B (Return before taxes)	22.05%	-4.12%	6.25%
Class C (Return before taxes)	25.04%	-3.93%	6.28%
Institutional Class (Return before taxes)	26.45%	N/A	10.10	%(1)
Index 1* (Reflects no deductions for fees, expenses or taxes)	29.75%	-5.11%	9.21%
Index 2** (Reflects no deductions for fees, expenses or taxes)	28.68%	-0.57%	11.07%

Growth Fund
Class A (Return before taxes)	17.31%	-6.97%	2.99%
Class A (Return after taxes on distributions)	17.31%	-7.76%	0.85%
Class A (Return after taxes on distributions and sale of Fund shares)	11.25%	-5.65%	1.87%
Class B (Return before taxes)	20.40%	-6.92%	2.56%
Class C (Return before taxes)	23.43%	-6.66%	2.72%
Institutional Class (Return before taxes)	25.00%	-5.49%	3.53	%(1)
Index 1* (Reflects no deductions for fees, expenses or taxes)	29.75%	-5.11%	9.21%
Index 2** (Reflects no deductions for fees, expenses or taxes)	28.68%	-0.57%	11.07%

Index 1*:    The unmanaged Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have a greater-than-average growth orientation.

Index  2**:    The unmanaged Standard & Poor’s 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(1)	Average annual total return since inception. Capital Growth Fund’s Institutional Class shares commenced operations on August 19, 2002. Growth Fund’s Institutional Class shares commenced operations on July 31, 1995.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or (800) 621-1048 or visit the Scudder website at www.scudder.com.

The table shows returns on a before-tax and after tax-basis. After-tax returns are estimated based on the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and are likely to differ from those shown. After-tax returns are shown for Class A shares of each Fund only and will vary for Class B, Class C and Institutional Class shares. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

III. Other Comparisons Between the Funds

Advisor and Portfolio Managers.    Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”) is the investment advisor for each Fund. Under the supervision of the Board of Trustees governing each Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes each Fund’s investment decisions, buys and sells securities for each Fund and conducts research that leads to these purchase and sale decisions. The Advisor also is responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. DeIM is a part of DeAM and an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Julie M. Van Cleave, CFA, Managing Director of DeAM, is a Portfolio Manager of each Fund. Ms. Van Cleave joined DeAM and became a Portfolio Manager of the Funds in 2002. Ms. Van Cleave has 18 years of investment industry experience and holds an MBA from the University of Wisconsin-Madison.

Jack A. Zehner, Director of DeAM, is a Portfolio Manager of each Fund. Mr. Zehner joined DeAM and became a Portfolio Manager of the Funds in 2002. Mr. Zehner has eight years of investment industry experience and holds an MBA from Marquette University.

Thomas J. Schmid, CFA, Director of DeAM, is a Portfolio Manager of each Fund. Mr. Schmid joined DeAM and became a Portfolio Manager of the Funds in 2002. Mr. Schmid has 15 years of investment industry experience and holds an MBA from the University of Chicago.

Distribution and Service Fees.    Pursuant to separate Underwriting and Distribution Services Agreements, Scudder Distributors, Inc. (“SDI”), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of DeIM, is the principal underwriter, distributor and administrator for the Class A, Class B, Class C and Institutional Class shares of both Growth Fund and Capital Growth Fund, and acts as agent of each Fund in the continuous offer of such shares.

Capital Growth Fund has adopted distribution and/or service plans on behalf of the Class A, Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act that is substantially identical to the distribution and/or service plans adopted by Growth Fund. Plans under Rule 12b-1 allow the Fund to pay distribution and/or service fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of investments. Rule 12b-1 plans have not been adopted for Institutional Class shares of either Fund.

Pursuant to the Shareholder Services Agreement with Capital Growth Fund, which is substantially identical to the Shareholder Services Agreement with Growth Fund, SDI receives a service fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Capital Growth Fund. SDI uses the fee to compensate financial services firms for providing personal services and maintaining accounts for their customers that hold these classes of shares of Capital Growth Fund, and may retain any portion of the fee not paid to such firms to compensate itself for administrative functions performed for Capital Growth Fund. All amounts are payable monthly and are based on the average daily net assets of each Fund attributable to the relevant class of shares. Institutional Class shares do not have a service fee.

For its services under the Distribution Agreement, which is substantially similar to the Underwriting Agreement with Growth Fund, SDI receives a fee from Capital Growth Fund under its Rule 12b-1 plan, payable monthly, at the annual rate of 0.75% and 0.75% of average daily net assets of the Fund attributable to its Class B and Class C shares, respectively. This fee is accrued daily as an expense of the Class B and CLass C shares. SDI also received any contingent deferred sales charges paid with respect to Class B and Class C shares. Institutional Class shares do not have a distribution fee.

Trustees and Officers.    The Trustees of Investment Trust (of which Capital Growth Fund is a series) are different from those of the Trust (of which Growth Fund is a series). As more fully described in the statement of additional information for Capital Growth Fund, which is available upon request, the following individuals comprise the Board of Trustees of Investment Trust: Dawn-Marie Driscoll (Chair), Henry P. Becton, Jr., Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel, and Carl W. Vogt. In addition, the officers of Investment Trust are different from those of Scudder Growth Trust. Please see the Merger SAI for further details.

Independent Registered Public Accounting Firms (“Auditors”). PricewaterhouseCoopers LLP serves as Auditor for Capital Growth Fund. Ernst & Young LLP serves as Auditor for Growth Fund.

Charter Documents. Growth Fund is a series of Scudder Growth Trust, a Massachusetts business trust governed by Massachusetts law. Capital Growth Fund is a series of Investment Trust, a Massachusetts business trust governed by Massachusetts law. Growth Fund is governed by an Amended and Restated Agreement and Declaration of Trust dated May 27, 1994, as amended from time to time. Capital Growth Fund is governed by an Amended and Restated Declaration of Trust dated November 3, 1987, as amended from time to time. Each charter document is referred to herein as a Declaration of Trust. These charter documents are similar but not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about each Fund’s Declaration of Trust is provided below.

Shareholders of Growth Fund and Capital Growth Fund have a number of rights in common. Shares of each Fund entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by the applicable Fund or class of shares on matters affecting that particular Fund or class, as determined by its Trustees. For example, a change in a fundamental investment policy for a particular Fund would be voted upon only by shareholders of that Fund, and adoption of a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares of each Fund have noncumulative voting rights with respect to the election of Trustees. Neither Fund is required to hold annual meetings of its shareholders, but meetings may be called for by the President of the applicable Fund. Meetings of the shareholders of Growth Fund also may be called by the Trustees of the Trust. Additionally, if the Trustees and the President fail to call a meeting of shareholders of Growth Fund for a period of 30 days after written application by the holders of at least 25% (or at least 10%, if the purpose of the meeting is to vote to remove a Trustee) of the outstanding shares entitled to vote at such meeting, such shareholders may call a meeting. Meetings of the shareholders of Capital Growth Fund also may be called by the President or Secretary of Capital Growth Fund upon written request by or resolution of a majority of the Trustees of Investment Trust. The President and Secretary of Capital Growth Fund are required to call a meeting of shareholders at the written request of the holders of at least 10% of the outstanding shares entitled to vote at such meeting.

Neither Fund’s shares have conversion, exchange or appraisal rights. Shares of each Fund are entitled to dividends (if any) as declared by the Trustees governing it, and if a Fund were liquidated, each class of shares of that Fund would receive the net assets of the Fund attributable to said class. Both Funds have the right to redeem, at the then current net asset value, the shares of any shareholder whose account does not exceed a minimum balance designated from time to time by the Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the acts or obligations of a fund. The Declarations of Trust governing both Capital Growth Fund and Growth Fund, however, disclaim shareholder liability in connection with the applicable Fund’s property or the acts and obligations of the applicable Fund and require (or, in the case of Capital Growth Fund, permit) notice of such disclaimer to be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees governing it. Moreover, each Declaration of Trust provides for indemnification out of the property of the applicable Fund for all loss and expense of any shareholder held personally liable by reason of being a shareholder of such Fund, and provides that the Fund may be covered by insurance that the Trustees consider adequate.

All consideration received by the applicable trust for the issue or sale of shares of the applicable Fund, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds, including proceeds from the sale, exchange or liquidation of assets, are held and accounted for separately from the other assets of the applicable trust, subject only to the rights of creditors of the applicable Fund, and belong irrevocably to the applicable Fund for all purposes.

Investment Trust (or any series thereof) may be terminated by a written instrument signed by a majority of its Trustees, or, at any meeting of shareholders of the trust or series, by the affirmative vote of the holders of a majority of the shares of the trust or series outstanding and entitled to vote. The Trust (or any series thereof) may be terminated by its Trustees without shareholder consent by written notice to shareholders, or at a meeting of its shareholders by vote of the holders of a majority of the shares of the trust or series entitled to vote on the matter. The Declaration of Trust governing Capital Growth Fund may be amended by a vote of a majority of the shares of the trust outstanding and entitled to vote. The Declaration of Trust governing Capital Growth Fund may also be amended by the Trustees without shareholder consent if the Trustees deem it necessary to conform the Declaration of Trust to the requirements of applicable federal or state laws or regulations or the requirements of the Internal Revenue Code, or if they determine that such a change does not materially adversely affect the rights of shareholders, or if they deem it necessary or desirable to change the name of the trust. The Declaration of Trust governing Growth Fund may be amended by the Trustees when authorized by a vote of the holders of a majority of the shares of each series entitled to vote or, when the Trustees determine that the amendment will not affect the holders of one or more series or classes, a vote of the holders of a majority of the shares entitled to vote of each series or class affected. The Declaration of Trust governing Growth Fund may also be amended by the Trustees without shareholder consent if the purpose of the amendment is to change the name of the Trust or to supply any omission, cure any ambiguity, or cure, correct or supplement any provision which is deficient or inconsistent with the 1940 Act or the requirements of the Internal Revenue Code.

The voting powers of shareholders of each Fund are substantially similar. However, the Declaration of Trust governing Capital Growth Fund provides expressly that shareholders have the power to vote to the same extent as the stockholders of a Massachusetts business corporation as to whether a court action, proceeding, or claim should be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders. Trustees of Investment Trust, except for those named in the Declaration of Trust and those appointed by the standing Trustees to fill existing vacancies, are to be elected by the shareholders of the trust owning of record a plurality of the shares voting at a meeting of shareholders. In the event that less than a majority of the Trustees holding office have been elected by shareholders, the Trustees then in office are required to call a shareholders’ meeting for the election of Trustees. Any Trustee of Investment Trust may be removed at a meeting of shareholders by vote of two-thirds of the outstanding shares of the trust. Except as required by the 1940 Act or as described above, the Trustees of the Trust need not call meetings of the shareholders for the election or reelection of Trustees, or to fill vacancies that do not cause the total number of Trustees to fall below three. Such vacancies may be filled by a majority of the standing Trustees or, if deemed appropriate by the Trustees, by the vote of the shareholders holding a plurality of the shares voting at a meeting of shareholders. Any Trustee of the Trust may be removed for cause by a majority of the Trustees, or with or without cause by vote of the shareholders entitled to vote a majority of the votes entitled to be cast on the matter at a shareholder meeting.

Quorum for a shareholder meeting of Investment Trust is the presence in person or by proxy of a majority of the shares outstanding. Quorum for a shareholder meeting of Scudder Growth Trust is the presence in person or by proxy of 30% of the shares of the relevant series or class entitled to vote, or, when the vote is in the aggregate and not by series or class, 30% of the aggregate number of shares entitled to vote, irrespective of series or class.

The foregoing is a very general summary of certain provisions of the Declarations of Trust governing Growth Fund and Capital Growth Fund. It is qualified in its entirety by reference to the charter documents themselves.

IV. Information about the Proposed Merger

General.    The shareholders of Growth Fund are being asked to approve a merger between Growth Fund and Capital Growth Fund pursuant to an Agreement and Plan of Reorganization between Scudder Growth Trust, on behalf of Growth Fund, and Investment Trust, on behalf of Capital Growth Fund (the “Agreement”), a form of which is attached to this Prospectus/Proxy Statement as Exhibit A.

The merger is structured as a transfer of all of the assets of Growth Fund to Capital Growth Fund in exchange for the assumption by Capital Growth Fund of all of the liabilities of Growth Fund and for the issuance and delivery to Growth Fund of Merger Shares equal in aggregate value to the net value of the assets transferred to Capital Growth Fund.

After receipt of the Merger Shares, Growth Fund will distribute the Merger Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of Growth Fund, and the legal existence of Growth Fund as a series of Scudder Growth Trust will be terminated. Each shareholder of Growth Fund will receive a number of full and fractional Merger Shares of the same class(es) as, and equal in value at the date of the exchange to, the aggregate value of the shareholder’s Growth Fund shares.

Prior to the date of the merger, Growth Fund will sell all investments that are not consistent with the current investment objective, policies and restrictions of Capital Growth Fund, if any, and declare a taxable distribution that, together with all previous distributions, will have the effect of distributing to shareholders all of its net investment income and net realized capital gains, if any, through the date of the merger. The sale of such investments may increase the taxable distribution to shareholders of the Growth Fund occurring prior to the merger above that which they would have received absent the merger. [DeIM has represented that as of [            ], 2004, Growth Fund did not have any investments that were not consistent with the current investment objective, policies and restrictions of Capital Growth Fund.]

The Trustees of the Trust have voted to approve the Agreement and the proposed merger and to recommend that shareholders also approve the merger. The actions contemplated by the Agreement and the related matters described therein will be consummated only if approved by the affirmative vote of the shareholders of Growth Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter at the special meeting.

In the event that the merger does not receive the required shareholder approval, each Fund will continue to be managed as a separate Fund in accordance with its current investment objectives and policies, and the Trustees governing each Fund may consider such alternatives as may be in the best interests of each Fund’s respective shareholders.

Background and Trustees’ Considerations Relating to the Proposed Merger. DeAM discussed the proposed merger with the Trustees of the Trust at a meeting held in September 2004. The merger was presented to the Trustees and considered by them as part of a broader program initiated by DeAM to consolidate its mutual fund lineup. DeAM advised the Trustees that this initiative was intended to:

•	Eliminate redundancies within the Scudder fund family by reorganizing and combining certain funds; and

•	Focus DeAM’s investment resources on a core set of mutual funds that best meet investor needs.

The Trustees of the Trust, including all Trustees who are not “interested persons” of the Fund (as defined by the 1940 Act) (“Disinterested Trustees”), conducted a thorough review of the potential implications of the merger on Growth Fund’s shareholders as well as the various other funds for which they serve as trustee or director. The Disinterested Trustees were assisted in this review by their independent legal counsel. Following the September 2004 meeting, the Disinterested Trustees met on several occasions to review and discuss the merger, both among themselves and with representatives of DeAM. In the course of their review, the Disinterested Trustees requested and received substantial additional information and negotiated changes to DeAM’s initial proposal.

Following the conclusion of this process, the Board of Trustees of the Trust, the Disinterested Trustees (or disinterested directors) of other funds involved and DeAM reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, when required, agreed to submit elements of the plan for approval to shareholders of those funds.

On [            ] 2004, the Trustees of the Trust, including the Disinterested Trustees, approved the terms of the merger. The Trustees have also agreed to recommend that the merger be approved by Growth Fund’s shareholders.

In determining to recommend that the shareholders of Growth Fund approve the merger, the Trustees considered, among others, the factors described below:

•	The fees and expense ratios of the Funds, including comparisons between the expenses of Growth Fund and the estimated operating expense ratios of the combined Fund, and between the estimated operating expense ratios of the combined Fund and other mutual funds with similar investment objectives, and in particular noted that the estimated operating expense ratios of each class of the combined Fund are equal to or lower than that of the corresponding class of Growth Fund currently;

•	That DeAM agreed to cap the combined Fund’s operating expense ratios for approximately a three-year period at levels at or below Growth Fund’s current operating expense ratios;

•	The terms and conditions of the merger and whether the merger would result in the dilution of shareholder interests;

•	Similarities between Growth Fund’s and Capital Growth Fund’s investment objectives, policies, restrictions and portfolios;

•	That service features available to shareholders of Growth Fund and Capital Growth Fund were substantially similar on a class-level basis;

•	That the costs of the merger would be borne by DeAM;

•	Prospects for the combined Fund to attract additional assets;

•	The tax consequences of the merger on Growth Fund and its shareholders, including, in particular, that the merger would be a tax-free reorganization for federal income tax purposes;

•	The investment performance of Growth Fund and Capital Growth Fund;

•

That [            ] [has/have] agreed to indemnify Capital Growth Fund against certain liabilities Capital Growth Fund may incur in connection with any litigation or regulatory action related to possible improper market timing or possible improper marketing and sales activity in Capital Growth Fund (see Section VI) so that the likelihood that the combined Fund would suffer any loss is considered by Fund management to be remote; and

•	That, in conjunction with the merger, DeIM has agreed to indemnify the Disinterested Trustees of the Trust against certain liabilities that such Disinterested Trustees may incur by reason of having served as a Trustee of the Trust.

The Trustees also gave consideration to possible economies of scale that might be realized from the merger. The Trustees considered the impact of the merger on the total expenses to be borne by shareholders of Growth Fund. The Trustees also considered that the merger would permit the shareholders of Growth Fund to pursue similar investment goals in a larger fund.

The Trustees also considered the potential tax consequences to shareholders as a result of differences in the Funds’ realized or unrealized capital gains or losses and capital loss carryforwards. Although the merger will be achieved on a federally tax-free basis (see “Federal Income Tax Consequences”), there are differences in the Funds’ unrealized gains or losses, tax loss carryforwards and portfolio turnover rates that may affect the timing and amount of any future capital gain distributions paid to shareholders.

	6/30/04 Unrealized Gain (Loss)	6/30/04 Unrealized Gain (Loss) as % of 6/30/04 Net Assets	6/30/04 Loss Carryforwards	6/30/04 Loss Carryforwards as % of 6/30/04 Net Assets	6/30/04 Portfolio Turnover Rate
Growth Fund	$188,724,330	19.7773%	$585,152,138	61.3208%	[	]%
Capital Growth Fund	$292,390,999	23.2228%	$586,967,060	46.6192%	[	]%

As of June 30, 2004, the amount of each Fund’s respective unrealized gain was less than its respective capital loss carryforward. Consequently, there is likely to be no potential tax liability transfer to either the shareholders of Growth Fund or the shareholders of Capital Growth Fund as a result of the merger. Because both Funds have unrealized gains, however, none of their respective capital loss carryforwards can generally be used to offset the unrealized gain of the other Fund when recognized by the combined Fund for the five-year period beginning on the date of the consummation of the merger. Net capital losses of regulated investment companies generally expire at the end of the [eighth taxable year] after they arise, if not previously absorbed by that time. As a result, it is possible that some or all of each Fund’s capital loss carryforward will expire unused. After the merger, the ability of the combined Fund to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the source and existence of capital gains against which these losses may be offset.

The Board of Trustees considered the possibility that shareholders of Growth Fund in taxable accounts could incur indirect costs as a result of future capital gain distributions or the loss of current tax loss carryforwards (shareholders in tax deferred retirement accounts are not affected). They concluded that such future tax consequences are not quantifiable or predictable due to uncertainties as to the amount of any actual future realization of capital gains or losses in view of future changes in portfolio values, and the differing consequences of future capital gain distributions to each shareholder whose tax liability (if any) is determined by the net effect of a multitude of considerations that are individual to that shareholder. Shareholders should, however, review their own tax situation to determine what potential effect, if any, the tax differences discussed above may have on them.

Based on all of the foregoing, the Trustees concluded that Growth Fund’s participation in the merger would be in the best interests of Growth Fund and would not dilute the interests of Growth Fund’s existing shareholders. The Trustees of the Trust, including the Disinterested Trustees, recommend that shareholders of the Fund approve the merger.

Agreement and Plan of Reorganization.    The proposed merger will be governed by the Agreement, the form of which is attached as Exhibit A. The Agreement provides that Capital Growth Fund will acquire all of the assets of Growth Fund solely in exchange for the assumption by Capital Growth Fund of all liabilities of Growth Fund and for the issuance of Merger Shares equal in value to the value of the transferred assets net of assumed liabilities. The Merger Shares will be issued on the next full business day (the “Exchange Date”) following the time as of which the Funds’ shares are valued for determining net asset value for the merger (4:00 p.m. Eastern time on March 11, 2005, or such other date and time as may be agreed upon by the parties (the “Valuation Time”)). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

Growth Fund will transfer all of its assets to Capital Growth Fund, and in exchange, Capital Growth Fund will assume all liabilities of Growth Fund and deliver to Growth Fund a number of full and fractional Merger Shares of each class having an aggregate net asset value equal to the value of the assets of Growth Fund attributable to shares of the corresponding class of Growth Fund, less the value of the liabilities of Growth Fund assumed by Capital Growth Fund attributable to shares of such class of Growth Fund. Immediately following the transfer of assets on the Exchange Date, Growth Fund will distribute pro rata to its shareholders of record as of the Valuation Time the full and fractional Merger Shares received by Growth Fund, with Merger Shares of each class being distributed to holders of shares of the corresponding class of Growth Fund. As a result of the proposed merger, each shareholder of Growth Fund will receive a number of Merger Shares of each class equal in aggregate value at the Valuation Time to the value of the Growth Fund shares of the corresponding class surrendered by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of Capital Growth Fund in the name of such Growth Fund shareholders, each account representing the respective number of full and fractional Merger Shares of each class due to the respective shareholder. New certificates for Merger Shares will not be issued.

The Trustees of each trust have determined that the proposed merger is in the best interests of their respective Fund and that the interests of their respective Fund’s shareholders will not be diluted as a result of the transactions contemplated by the Agreement.

The consummation of the merger is subject to the conditions set forth in the Agreement. The Agreement may be terminated and the merger abandoned (i) by mutual consent of Capital Growth Fund and Growth Fund, (ii) by either party if the merger shall

not be consummated by [            ], 2005 or (iii) if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

If shareholders of Growth Fund approve the merger, both Funds agree to coordinate their respective portfolios from the date of the Agreement up to and including the Exchange Date in order that, when the assets of Growth Fund are added to the portfolio of Capital Growth Fund, the resulting portfolio will meet the investment objective, policies and restrictions of Capital Growth Fund.

Except for the trading costs associated with the coordination described above, the fees and expenses for the merger and related transactions are estimated to be $[            ]. All fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any), the trading costs described above and any other expenses incurred in connection with the consummation of the merger and related transactions contemplated by the Agreement, will be borne by DeAM.

Description of the Merger Shares.    Merger Shares will be issued to Growth Fund’s shareholders in accordance with the Agreement as described above. The Merger Shares will be Class A, Class B, Class C and Institutional Class shares of Capital Growth Fund. Each class of Merger Shares has the same characteristics as shares of the corresponding class of Growth Fund. Your Merger Shares will be treated as having been purchased on the date you purchased your Growth Fund shares and for the price you originally paid. For more information on the characteristics of each class of Merger Shares, please see the Capital Growth Fund prospectus, a copy of which is included with this Prospectus/Proxy Statement.

Federal Income Tax Consequences.    As a condition to each Fund’s obligation to consummate the reorganization, each Fund will receive a tax opinion, from Willkie Farr & Gallagher LLP (which opinion would be based on certain factual representations and certain customary assumptions), to the effect that, on the basis of the existing provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

(i)	the acquisition by Capital Growth Fund of all of the assets of Growth Fund solely in exchange for Merger Shares and the assumption by Capital Growth Fund of all of Growth Fund liabilities followed by the distribution by Growth Fund to its shareholders of Merger Shares in complete liquidation of Growth Fund, all pursuant to the plan of reorganization, constitutes a reorganization within the meaning of Section 368(a) of the Code, and Growth Fund and Capital Growth Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)	under Section 361 of the Code, no gain or loss will be recognized by Growth Fund upon the transfer of Growth Fund’s assets to and the assumption of the Growth Fund liabilities by Capital Growth Fund or upon the distribution of the Merger Shares to Growth Fund’s shareholders in liquidation of Growth Fund;

(iii)	under Section 354 of the Code, no gain or loss will be recognized by shareholders of Growth Fund on the exchange of their shares of Growth Fund for Merger Shares;

(iv)	under Section 358 of the Code, the aggregate basis of the Merger Shares received by Growth Fund’s shareholders will be the same as the aggregate basis of Growth Fund shares exchanged therefor;

(v)	under Section 1223(1) of the Code, the holding periods of the Merger Shares received by the shareholders of Growth Fund will include the holding periods of Growth Fund shares exchanged therefor, provided that at the time of the reorganization Growth Fund shares are held by such shareholders as a capital asset;

(vi)	under Section 1032 of the Code, no gain or loss will be recognized by Capital Growth Fund upon the receipt of assets of Growth Fund in exchange for Merger Shares and the assumption by Capital Growth Fund of the liabilities of Growth Fund;

(vii)	under Section 362(b) of the Code, the basis in the hands of Capital Growth Fund of the assets of Growth Fund transferred to Capital Growth Fund will be the same as the basis of such assets in the hands of Growth Fund immediately prior to the transfer; and

(viii)	under Section 1223(2) of the Code, the holding periods of the assets of Growth Fund in the hands of Capital Growth Fund will include the periods during which such assets were held by Growth Fund.

Capital Growth Fund’s ability to carry forward the pre-merger losses of Growth Fund will be limited as a result of the merger. The effect of this limitation will depend on the amount of losses in each fund at the time of the merger. For example, if the merger were to have occurred on June 30, 2004, approximately 16% of Growth Fund’s net losses, which equaled approximately 42% of its net asset value at that time, would have become permanently unavailable for use by Capital Growth Fund by reason of the merger. In addition, as a result of the merger, the benefit of the available pre-merger losses of Growth Fund may well be spread over a larger asset base than would have been the case absent the merger.

As a result of the reduction in the relative amount of the capital loss carryforwards and unrealized losses available to shareholders of Growth Fund following the merger, former shareholders of Growth Fund could, under certain circumstances, pay more taxes, or pay taxes sooner, than they would if such merger did not occur.

This description of the federal income tax consequences of the merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the merger, including the applicability and effect of state, local, non-U.S. and other tax laws.

While as noted above, shareholders are not expected to recognize any gain or loss upon the exchange of their shares in the merger, differences in the Funds’ portfolio turnover rates, net investment income and net realized capital gains may result in future taxable distributions to shareholders arising indirectly from the merger.

The portfolio turnover rate for Capital Growth Fund, i.e. the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended September 30, 2004 was [            ]%. The portfolio turnover rate for Growth Fund for the fiscal year ended September 30, 2004 was [            ]%. [While these figures do not reflect a significant difference between the Funds, a][A] higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed (and, in the case of net short-term capital gains, would be taxed as ordinary income).

Each Fund intends to pay dividends and distributions from its net investment income annually in December of each year and to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in December of each year. An additional distribution may be made if necessary. Shareholders of each Fund can have their dividends and distributions automatically invested in additional shares of the same class of that Fund, or a different fund in the same family of funds, at net asset value and credited to the shareholder’s account on the payment date or, at the shareholder’s election, deposited directly into the shareholder’s bank account or sent to the shareholder by check. If the Agreement is approved by Growth Fund’s shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains (after reduction by any capital loss carryforwards) immediately prior to the Closing (as defined in the Agreement).

Capitalization.    The following table shows the audited capitalization of each Fund as of September 30, 2004 and of Capital Growth Fund on a pro forma unaudited combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:(1)

[To be provided by amendment.]

	Capital Growth Fund			Growth Fund			Pro Forma Adjustments			Pro Forma Combined
Net assets
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class S Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class AARP Shares	$	[	]	$	[	]	$	[	]	$	[	]
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Total Net Assets	$	[	]	$	[	]	$	[	]	$	[	]

Shares outstanding
Class A Shares		[	]		[	]		[	]		[	]
Class B Shares		[	]		[	]		[	]		[	]
Class C Shares		[	]		[	]		[	]		[	]
Class R Shares		[	]		[	]		[	]		[	]
Class S Shares		[	]		[	]		[	]		[	]
Class AARP Shares		[	]		[	]		[	]		[	]
Institutional Class Shares		[	]		[	]		[	]		[	]

	Capital Growth Fund			Growth Fund			Pro Forma Adjustments			Pro Forma Combined
Net asset value per share
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class S Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class AARP Shares	$	[	]	$	[	]	$	[	]	$	[	]
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

(1)	Assumes the merger had been consummated on September 30, 2004, and is for information purposes only. No assurance can be given as to how many shares of Capital Growth Fund will be received by the shareholders of Growth Fund on the date the merger takes place, and the foregoing should not be relied upon to reflect the number of shares of Capital Growth Fund that actually will be received on or after such date.

Unaudited pro forma combined financial statements of the Funds as of September 30, 2004 and for the twelve-month period then ended, are included in the Merger SAI. Because the Agreement provides that Capital Growth Fund will be the surviving Fund following the merger, and because Capital Growth Fund’s investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of Growth Fund to Capital Growth Fund as contemplated by the Agreement.

The Trustees of the Trust, including the Disinterested Trustees, recommend approval of the merger.

V. Information about Voting and the Shareholder Special Meeting

General.    This Prospectus/Proxy Statement is furnished in connection with the proposed merger of Growth Fund with and into Capital Growth Fund and the solicitation of proxies by and on behalf of the Trustees of the Trust for use at the Special Meeting of Shareholders (the “Meeting”). The Meeting is to be held February 24, 2005 at [            ] Eastern time, at the offices of DeIM, 345 Park Avenue, 27th Floor, New York, New York 10154, or at such later time as is made necessary by adjournment. The Notice of the Special Meeting, the combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about December             , 2004.

As of December 2, 2004, Growth Fund had the following shares outstanding:

Share Class	Number of Shares
Class A	[ ]
Class B	[ ]
Class C	[ ]
Institutional Class	[ ]

Only shareholders of record on December 2, 2004 will be entitled to notice of and to vote at the Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

The Trustees of the Trust know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees’ intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Required Vote.    Proxies are being solicited from Growth Fund’s shareholders by the Trust’s Trustees for the Meeting. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, FOR approval of the Agreement. The transactions contemplated by the Agreement will be consummated only if approved by the affirmative vote of the shareholders of Growth Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter at the Meeting.

Record Date, Quorum and Method of Tabulation.    Shareholders of record of Growth Fund at the close of business on December 2, 2004 (the “Record Date”) will be entitled to vote at the Meeting or any adjournment thereof. The holders of at least 30% of the shares of Growth Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the transaction of business at the Meeting. In the event that the necessary quorum to transact business or the vote required to approve the proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of the proposal and will vote against any such adjournment those proxies to be voted against the proposal.

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by Growth Fund as tellers for the Meeting. The tellers will count the total number of votes cast “for” approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote, and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum, but will have the effect of a negative vote on the proposal. Accordingly, shareholders are urged to forward their voting instructions promptly.

Share Ownership.    As of December 2, 2004, the officers of and Trustees governing each Fund as a group beneficially owned [less than 1%] of the outstanding shares of such Fund. To the best of the knowledge of Growth Fund, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of Growth Fund as of such date:

Class	Shareholder Name and Address	Percentage Owned

To the best of the knowledge of Capital Growth Fund, the following shareholders beneficially owned 5% or more of the outstanding shares of any class of Capital Growth Fund as of such date:

Class	Shareholder Name and Address	Percentage Owned

Solicitation of Proxies.    In addition to soliciting proxies by mail, certain officers and representatives of Capital Growth Fund, officers and employees of DeAM and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, by telegram or personally.

All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the proposal.

Georgeson Shareholder (“Georgeson”) has been engaged to assist in the solicitation of proxies, at an estimated cost of $[            ]. As the Meeting date approaches, certain shareholders of Growth Fund may receive a telephone call from a representative of Georgeson if their votes have not yet been received. Authorization to permit Georgeson to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of Growth Fund. Proxies that are obtained telephonically or through the Internet will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Georgeson representative is required to ask for each shareholder’s full name and address, or zip code, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Georgeson representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Georgeson, then the Georgeson representative has the responsibility to explain the process, read the proposal on the proxy card, and ask for the shareholder’s instructions on the proposal. Although the Georgeson representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Prospectus/Proxy Statement. Georgeson will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram confirming his or her vote and asking the shareholder to call Georgeson immediately if his or her instructions are not correctly reflected in the confirmation.

Please see the instructions on your proxy card for telephone touch-tone voting and Internet voting. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions upon request.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card originally sent with the Prospectus/Proxy Statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card, they may contact Georgeson toll-free at 1-888-288-5518. Any proxy given by a shareholder is revocable until voted at the Meeting.

Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in soliciting instructions from their principals. The cost of preparing, printing and mailing the enclosed proxy card and Prospectus/Proxy Statement, and all other costs incurred in connection with the solicitation of proxies for Growth Fund, including any additional solicitation made by letter, telephone or telegraph, will be paid by DeAM.

Revocation of Proxies.    Proxies, including proxies given by telephone or over the Internet, may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of Growth Fund at 222 South Riverside Plaza, Chicago, IL 60606, (ii) by properly executing a later-dated proxy that is received by the fund at or prior to the special meeting, (iii) by recording later-dated voting instructions via the Internet or (iv) by attending the Meeting and voting in person. Merely attending the Meeting without voting, however, will not revoke a previously submitted proxy.

Adjournment.    If sufficient votes in favor of the proposal set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the persons named as proxies may propose adjournments of the Meeting for a reasonable time after the date set for the original meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal.

VI. Regulatory and Litigation Matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serve as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases Scudder fund Trustees/Directors, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, directed brokerage, fund valuation or other subjects of the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            ], 2004, by and among Investment Trust (the “Acquiring Trust”), a Massachusetts business trust, on behalf of Scudder Capital Growth Fund (the “Acquiring Fund”), a separate series of the Acquiring Trust; Scudder Growth Trust (the “Acquired Trust” and, together with the Acquiring Trust, each a “Trust” and collectively the “Trusts”), a Massachusetts business trust, on behalf of Scudder Growth Fund (the “Acquired Fund” and, together with the Acquiring Fund, each a “Fund” and collectively the “Funds”); and Deutsche Investment Management Americas Inc. (“DeIM”), investment adviser for the Acquiring Fund (for purposes of section 10.2 of the Agreement only). The principal place of business of the Acquiring Trust is Two International Place, Boston, MA 02110. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Institutional Class voting shares of beneficial interest (without par value) of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A, Class B, Class C and Institutional Class shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Consideration For Acquiring Fund Shares, the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Fund

1.1    Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund’s assets as set forth in section 1.2, and the Acquiring Fund agrees in consideration therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B, Class C and Institutional Class Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s assets net of any liabilities of the Acquired Fund with respect to the Class A, Class B, Class C and Institutional Class shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to the Acquired Fund Board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the “Closing”).

1.2    The assets of the Acquired Fund to be acquired by the Acquiring Fund (the “Assets”) shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles (“GAAP”) applied consistently with those of the Acquired Fund’s most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

1.3    The Acquired Fund will endeavor, to the extent practicable, to discharge all of its liabilities and obligations that are accrued prior to the Closing Date as defined in section 3.1.

1.4    On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5    Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record with respect to each class of its shares (the “Acquired Fund Shareholders”), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A, Class B, Class C and Institutional Class Acquiring Fund Shares to be so credited to the Class A, Class B, Class C and Institutional Class Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Institutional Class shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.6    Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

1.7    Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8    All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.	Valuation

2.1    The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) on the business day immediately preceding the Closing Date, as defined in section 3.1 (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Trust’s Declaration of Trust, as amended, and the Acquiring Fund’s then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

2.2    The net asset value of a Class A, Class B, Class C or Institutional Class Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A, Class B, Class C or Institutional Class Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of Class A, Class B, Class C and/or Institutional Class, as applicable, shall be equal to the net asset value of one Class AARP share of the Acquiring Fund.

2.3    The number of Class A, Class B, Class C and Institutional Class Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A, Class B, Class C and Institutional Class shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

2.4    All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective Independent Registered Public Accounting Firm upon the reasonable request of the other Fund.

3.	Closing and Closing Date

3.1    The Closing of the transactions contemplated by this Agreement shall be March 14, 2005, or such later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Fund, or at such other place and time as the parties may agree.

3.2    The Acquired Fund shall deliver to the Acquiring Fund on the Closing Date a schedule of Assets.

3.3    State Street Bank and Trust Company (“State Street”), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.4    State Street, as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A, Class B, Class C and Institutional Class Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.5    In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A, Class B, Class C and Institutional Class shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.6    The liabilities of the Acquired Fund shall include all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute,

accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund’s Board members.

4.	Representations and Warranties

4.1    The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

  (a)    The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust’s Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Acquired Trust duly designated in accordance with the applicable provisions of the Acquired Trust’s Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

  (b)    The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

  (c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws;

  (d)    The Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result (i) in violation of Massachusetts law or of the Acquired Trust’s Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

  (e)    Other than as disclosed on a schedule provided by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business, other than as disclosed in the foregoing schedule, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

  (f)    The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended September 30, 2004, have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

  (g)    Since September 30, 2004, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

  (h)    At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (i)    For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

  (j)    All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Acquired Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of State Street, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

  (k)    At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

  (l)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

  (m)    The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the “NASD”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

  (n)    The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

  (o)    The Registration Statement referred to in section 5.7, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

4.2    The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

  (a)    The Acquiring Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquiring Trust’s Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust. The Acquiring Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

  (b)    The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

  (c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

  (d)    The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result (i) in violation of Massachusetts law or of the Acquiring Trust’s Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

  (e)    Other than as disclosed on a schedule provided by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business, other than as disclosed in the foregoing schedule, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

  (f)    The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

  (g)    Since September 30, 2004, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

  (h)    At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (i)    For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

  (j)    All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Acquiring Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

  (k)    The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

  (l)    At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

  (m)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

  (n)    The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

  (o)    The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

  (p)    The Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act, and the 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

  (q)    The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1    The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds’ normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund’s portfolio, the resulting portfolio will meet the Acquiring Fund’s investment objective, policies and restrictions, as set forth in the Acquiring Fund’s prospectus, a copy of which has been delivered to the Acquired Fund.

5.2    Upon reasonable notice, the Acquiring Trust’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3    The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [            ], 2005.

5.4    The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5    The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.6    Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.7    Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the “Registration Statement”) in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Trust will file the Registration Statement, including a proxy statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include a proxy statement, all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

5.8    The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.9    The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

5.10    The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

5.11    As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.12    The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.13    The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trusts, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trusts, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated herein in section 8.5.

5.14    At or immediately prior to the Closing, the Acquired Fund will declare and pay to its shareholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

5.15    The Acquiring Fund agrees to identify in writing prior to the Closing Date any assets of the Acquired Fund that it does not wish to acquire because they are not consistent with the current investment strategy of the Acquiring Fund, and the Acquired Fund agrees to dispose of such assets prior to the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1    All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2    The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by the Acquiring Trust’s President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3    The Acquired Fund shall have received on the Closing Date an opinion of Ropes & Gray LLP, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

  (a)    the Acquiring Trust has been formed and is legally existing as a business trust;

  (b)    the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund’s registration statement under the 1940 Act;

  (c)    the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles;

  (d)    the execution and delivery of the Agreement did not, and the issuance of Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust’s Declaration of Trust, as amended, or By-laws; and

  (e)    to the knowledge of such counsel, and without any independent investigation, (i) other than as disclosed on the schedule provided by the Acquiring

Fund pursuant to section 4.2 of the Agreement, the Acquiring Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Trust, (ii) the Acquiring Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the issuance of Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

The delivery of such opinion is conditioned upon receipt by Ropes & Gray LLP of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

6.4    The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

6.5    The Acquiring Fund shall have entered into an expense cap agreement with DeIM limiting the expenses of the Class A, Class B, Class C and Institutional Class shares of the Acquiring Fund to 0.82%, 1.01%, 0.99% and 0.72%, respectively, excluding 12b-1 plans and certain other expenses, for the period commencing March 14, 2005 and ending December 1, 2008, in a form reasonably satisfactory to the Acquired Fund.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1    All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2    The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Trust.

7.3    The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Acquired Trust’s President or a Vice President, in a form reasonably satisfactory to the Acquiring Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4    The Acquiring Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

  (a)    the Acquired Trust has been duly formed and is an existing business trust;

  (b)    the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust’s registration statement under the 1940 Act;

  (c)    the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles;

  (d)    the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund’s assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust’s Declaration of Trust, as amended, or By-laws; and

  (e)    to the knowledge of such counsel, and without any independent investigation, (i) other than as disclosed on the schedule provided by the Acquired Fund pursuant to section 3.2 of the Agreement, the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust, (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund’s assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

The delivery of such opinion is conditioned upon receipt by Vedder, Price, Kaufman & Kammholz, P.C. of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

7.5    The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1    This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired

Fund in accordance with the provisions of the Acquired Trust’s Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

8.2    On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4    The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5    The parties shall have received an opinion of Willkie Farr & Gallagher LLP addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the acquisition by Acquiring Fund of all of the assets of Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Acquired Fund, all pursuant to the Agreement, constitutes a reorganization within the meaning of Section 368(a) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 361 of the Code, Acquired Fund will not recognize gain or loss upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund liabilities by Acquiring Fund, and Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares in liquidation of Acquired Fund; (iii) under Section 354 of the Code, shareholders of Acquired Fund will not recognize gain or loss on the receipt of Acquiring Fund Shares solely in exchange for Acquired Fund shares; (iv) under Section 358 of the Code, the aggregate basis of the Acquiring Fund Shares received by each shareholder of Acquired Fund will be the same as the aggregate basis of Acquired Fund shares exchanged therefor; (v) under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder will include the holding period of Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held the Acquired Fund shares at the time of the reorganization as a capital asset; (vi) under Section 1032 of the Code, Acquiring Fund will not recognize gain or loss upon the receipt of assets of Acquired Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund;

(vii) under Section 362(b) of the Code, the basis of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization will be the same in the hands of Acquiring Fund as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer; and (viii) under Section 1223(2) of the Code, the holding periods of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization in the hands of Acquiring Fund will include the periods during which such assets were held by Acquired Fund. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Trust and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.	Indemnification

9.1    The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Trust’s Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Trust or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2    The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Trust’s Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Trust or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.	Fees and Expenses

10.1    Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2    DeIM will bear all the expenses associated with the Reorganization, including any brokerage costs payable by the Acquired Fund in connection with sales of certain of its assets, as designated by the Acquiring Fund, in anticipation of the Reorganization.

11.	Entire Agreement

The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.	Termination

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party (i) by mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [            ], 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, Attention: David A. Sturms, Esq., and Cathy G. O’Kelly, Esq., or to the Acquiring Fund, Two International Place, Boston, Massachusetts, 02110-4103, with a copy to Ropes & Gray LLP, One International Place, Boston, Massachusetts, 02110-2624, Attention: John W. Gerstmayr, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.	Headings; Counterparts; Assignment; Limitation of Liability

15.1    The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4    References in this Agreement to each Trust mean and refer to the Board members of each Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which each Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust’s Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust’s Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust’s Declaration of Trust.

Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the “Obligated Fund”), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5    This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:	INVESTMENT TRUST, on behalf of Scudder Capital Growth Fund

Secretary	By: Its:

Attest:	SCUDDER GROWTH TRUST, on behalf of Scudder Growth Fund

Secretary	By: Its:
AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTION 10.2 HERETO DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

By: Its:

Scudder Investments

222 South Riverside Plaza

Chicago, Illinois 60606

(312) 537-7000

For more information please call your Fund’s proxy solicitor,

Georgeson Shareholder, at (888) 288-5518.

YOUR VOTE IS IMPORTANT!

UNLESS VOTING BY TELEPHONE OR INTERNET,

PLEASE SIGN, DATE AND MAIL THIS PROXY CARD

PROMPTLY USING THE ENCLOSED ENVELOPE.

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize expenses.

It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it and this proxy card at hand.

2. Call toll-free 1-866-241-6192, or go to website: https://vote.proxy-direct.com.

3. Follow the recorded or on-screen directions.

4. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

	SCUDDER GROWTH TRUST	PROXY CARD
SCUDDER GROWTH FUND
PO Box 18011	PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
Hauppauge, NY 11788-8811	345 Park Avenue, 27th Floor, New York, New York 10154
[ : ] [a.m./p.m.], Eastern time, on February 24, 2005

The undersigned hereby appoints Philip J. Collora, Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, with full power of substitution, as proxy or proxies of the undersigned to vote all shares of the Fund that the undersigned is entitled in any capacity to vote at the above-stated special meeting, and at any and all adjournments or postponements thereof (the ‘Special Meeting’), on the matter set forth in the Notice of Special Meeting of Shareholders and on this Proxy Card, and, in their discretion, upon all matters incident to the conduct of the Special Meeting and upon such other matters as may properly be brought before the Special Meeting. This proxy revokes all prior proxies given by the undersigned.

All properly executed proxies will be voted as directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of the Proposal. All ABSTAIN votes will be counted in determining the existence of a quorum at the Special Meeting.

Receipt of the Notice of Special Meeting and the related Proxy Statement/Prospectus is hereby acknowledged.

VOTE VIA THE INTERNET: https://vote.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Joint owners should EACH sign. Please sign EXACTLY as your name(s) appears on this card. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your FULL title as such.

Signature(s) (Title(s), if applicable)

Date

UNLESS VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND MAIL THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

NO POSTAGE REQUIRED.

YOUR VOTE IS IMPORTANT!

UNLESS VOTING BY TELEPHONE OR INTERNET,

PLEASE SIGN, DATE AND MAIL THIS PROXY CARD

PROMPTLY USING THE ENCLOSED ENVELOPE.

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO YOUR FUND. THE FOLLOWING MATTER IS PROPOSED BY YOUR FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example:  ■

VOTE ON PROPOSAL 1:
		FOR	AGAINST	ABSTAIN
1.	Approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all of the assets of Scudder Growth Fund to Scudder Capital Growth Fund, in exchange for shares of Scudder Capital Growth Fund and the assumption by Scudder Capital Growth Fund of all of the liabilities of Scudder Growth Fund, and the distribution of such shares, on a tax-free basis, to the shareholders of Scudder Growth Fund in complete termination and liquidation of Scudder Growth Fund.	☐	☐	☐

The appointed proxies will vote on any other business as may properly come before the Special Meeting.

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON REVERSE SIDE.

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT TRUST

This Statement of Additional Information (the “Merger SAI”) contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement dated [            ], 2004 (the “Prospectus/Proxy Statement”) for the Special Meeting of Shareholders of Scudder Growth Fund (“Growth Fund”), a series of Scudder Growth Trust, to be held on [February 24], 2005. This Merger SAI is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus/Proxy Statement, into which this Merger SAI is hereby incorporated by reference. This Merger SAI should be read in conjunction with the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained at no charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which the Merger SAI was obtained and are available along with other materials on the Securities and Exchange Commission’s Internet website (http://www.sec.gov). Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about Scudder Capital Growth Fund (“Capital Growth Fund”) is contained in the statement of additional information, dated December 1, 2004, for Class A, Class B, Class C and Institutional Class shares of Capital Growth Fund, a copy of which is attached to this Merger SAI as Appendix A. The audited financial statements and related Independent Registered Public Accounting Firm’s report for Capital Growth Fund contained in the Annual Report to Shareholders for the fiscal year ended September 30, 2004 are incorporated herein by reference.

Further information about Growth Fund is contained in the statement of additional information, dated December 1, 2004, for Class A, Class B, Class C and Institutional Class shares of Growth Fund and is incorporated herein by reference. The audited financial statements and related Independent Registered Public Accounting Firm’s report for Growth Fund contained in the Annual Report to Shareholders for the fiscal year ended September 30, 2004 are incorporated herein by reference.

The unaudited pro forma financial statements, attached hereto as Appendix B, are intended to present the financial condition and related results of operations of Growth Fund and Capital Growth Fund as if the merger had been consummated on September 30, 2003, except as otherwise indicated.

The date of this Merger SAI is [            ], 2004.

APPENDIX A	A-1
APPENDIX B	B-1

APPENDIX A

Statement of Additional Information, dated December 1, 2004, for Class A, Class B, Class C and Institutional Class shares of Capital Growth Fund [to be filed by amendment]

A-1

APPENDIX B

Unaudited Pro Forma Financial Statements dated September 30, 2004 [to be filed by amendment]

B-1

FORM N-14

PART C: OTHER INFORMATION

Item 15. Indemnification

Deutsche Investment Management Americas Inc. (hereafter, “DeIM”), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant (“Private Litigation and Enforcement Actions”). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to independent board members of an investment company that they have not engaged in disabling conduct, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, “Covered Matters”), including without limitation:

1.	all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2.	all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3.	any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

4.	any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeIM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeIM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

5.	all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee’s duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee’s liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee’s duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeIM.

The other information required by this item is incorporated herein by reference to Item 25 of Part C of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

Item 16. Exhibits

(1)

(a)	Amended and Restated Declaration of Trust dated November 3, 1987 is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(b)	Certificate of Amendment of Declaration of Trust dated November 13, 1990 is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(c)	Certificate of Amendment of Declaration of Trust dated February 12, 1991 is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(d)	Certificate of Amendment of Declaration of Trust dated May 28, 1998 is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(e)	Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(f)	Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(g)	Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, and Scudder S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(h)	Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Real Estate Investment Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(i)	Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Dividend + Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(j)	Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(k)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Kemper A, B & C Shares, and Scudder S Shares, with respect to Classic Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(l)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Growth and Income Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(m)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Large Company Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(n)	Redesignation of Series, Scudder Classic Growth Fund to Classic Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(o)	Redesignation of Series, Scudder Quality Growth Fund to Scudder Large Company Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(p)	Redesignation of Series, Scudder Dividend + Growth Fund to Scudder Dividend & Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(q)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Dividend and Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(r)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R, Class S and Class AARP with respect to Scudder Growth and Income Fund is incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(s)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(t)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Small Company Stock Fund is incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(u)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Capital Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(v)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class R, Class S and Class AARP, with respect to Scudder Large Company Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(w)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Capital Growth Fund and Scudder Small Company Stock Fund is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(x)	Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Capital Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(y)	Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 par Value, Class S and Class AARP, with respect to Scudder Small Company Stock Fund is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(z)	Amended and Restated Establishment and Designation of Shares of Beneficial Interest, Classes A, B, C and I of Scudder Capital Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(aa)	Amended and Restated Establishment and Designation of Shares of Beneficial Interest, Classes A, B, and C of Scudder Growth and Income Fund is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(bb)	Amended and Restated Establishment and Designation of Shares of Beneficial Interest, Classes A, B, C and I of Scudder Large Company Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(cc)	Amended and Restated Establishment and Designation of Shares of Beneficial Interest, Classes A, B, and C of Scudder Dividend and Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(dd)	Amended and Restated Establishment and Designation of Shares of Beneficial Interest, Classes A, B, and C of Scudder Small Company Stock Fund is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(ee)	Amendment to Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, dated April 8, 2002, is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(ff)	Amendment to Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, dated June 11, 2002, is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(gg)	Amendment to Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, dated June 12, 2002, is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(hh)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest (Class R shares of Scudder Capital Growth Fund), dated June 10, 2003, is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(ii)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest (Class R shares of Scudder Growth and Income Fund), dated June 10, 2003, is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(jj)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest (Class R shares of Scudder Large Company Growth Fund), dated June 10, 2003, is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(kk)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest of Scudder S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(2)
(a)	By-Laws of the Registrant, dated September 20, 1984, is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(b)	Amendment to By-Laws of the Registrant, dated November 12, 1991, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(c)	Amendment to By-Laws of the Registrant, dated February 7, 2000, is incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(d)	Amendment to By-Laws of the Registrant, dated November 13, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(e)	Amendment to By-Laws of the Registrant, dated December 10, 2002, is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(f)	Amendment to By-Laws of the Registrant, dated October 14, 2003, is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization constitutes Exhibit A to Part A hereof.

(5)

(a)	Sections 2.12, 2.13, 3.3, 4.1, 8.2, 8.3, 8.4 and 8.5 and Articles V, VI, VII and IX of the Amended and Restated Declaration of Trust included in response to Item 16(1) of this Part C.

(b)	Article XII, Section C and Articles III and XI of the Bylaws included in response to Item 16(2) of this Part C.

(6)

(a)	Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Deutsche Investment Management Americas Inc is incorporated herein by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(b)	Investment Management Agreement between the Registrant (on behalf of Scudder Capital Growth Fund) and Deutsche Investment Management Americas Inc., dated April 5, 2002, is incorporated herein by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(c)	Investment Management Agreement between the Registrant, on behalf of Scudder Growth and Income Fund, and Deutsche Investment Management Americas Inc., dated April 5, 2002, is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(d)	Investment Management Agreement between the Registrant (on behalf of Scudder Small Company Stock Fund) and Scudder Kemper Investments, Inc., dated April 5, 2002, is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(e)	Investment Management Agreement between the Registrant (on behalf of Scudder Dividend & Growth Fund) and Scudder Kemper Investments, Inc., dated April 5, 2002, is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(f)	Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper Investments, Inc., dated April 5, 2002, is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(g)	Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Deutsche Investment Management Americas Inc., dated April 5, 2002, is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(7)

(a)	Underwriting Agreement between the Registrant and Scudder Distributors, Inc., dated September 30, 2002, is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(b)	Underwriting and Distribution Services Agreement between the Registrant and Scudder Distributors, Inc., dated April 5, 2002, with respect to Class A, B, C and I shares is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(8)	Not Applicable.

(9)

(a)	Custodian Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and State Street Bank and Trust Company (“State Street Bank”), dated December 31, 1984, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(b)	Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(c)	Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(d)	Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(e)	Amendment dated July 29, 1991 to the Custodian Agreement between the Registrant and State Street Bank is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(f)	Amendment dated February 8, 1999 to the Custodian Agreement between the Registrant and State Street Bank is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(g)	Amendment to the Custodian Agreement between the Registrant and State Street Bank is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(h)	Custodian fee schedule for Scudder S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(i)	Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(j)	Subcustodian Agreement between State Street Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986 is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(k)	Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund is incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(l)	Custodian fee schedule for Scudder Classic Growth Fund dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(m)	Amendment dated July 2, 2001 to the Custodian Agreement between the Registrant and State Street Bank is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(10)

(a)	12b-1 Plan between the Registrant, on behalf of Scudder Growth and Income Fund (Class R shares) and Scudder Large Company Growth Fund (Class R shares), and Scudder Investor Services is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(b)	Rule 12b-1 Plan for Scudder Capital Growth Fund Class A, B and C Shares, dated December 29, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(c)	Rule 12b-1 Plan for Scudder Dividend and Growth Fund Class A, B and C Shares, dated December 29, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(d)	Rule 12b-1 Plan for Scudder Growth and Income Fund Class B and C Shares, dated December 29, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(e)	Rule 12b-1 Plan for Scudder Large Company Growth Fund Class B and C Shares, dated December 29, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(f)	Rule 12b-1 Plan for Scudder Small Company Stock Fund Class A, B and C Shares, dated December 29, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(g)	Rule 12b-1 Plan for Scudder Capital Growth Fund Class R Shares, dated October 1, 2003, is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(h)	Rule 12b-1 Plan for Scudder Growth and Income Fund Class R Shares, dated October 1, 2003, is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(i)	Rule 12b-1 Plan for Scudder Large Company Growth Fund Class R Shares, dated October 1, 2003, is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(j)	Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(k)	Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(l)	Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(m)	Plan with respect to Scudder Dividend & Growth Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(n)	Plan with respect to Scudder Capital Growth Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(o)	Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(p)	Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(q)	Plan with respect to Scudder Small Company Stock Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(r)	Amended and Restated Plan with respect to Scudder Dividend & Growth Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(s)	Amended and Restated Plan with respect to Scudder Capital Growth Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(t)	Amended and Restated Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(u)	Amended and Restated Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(v)	Amended and Restated Plan with respect to Scudder Small Company Stock Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(w)	Amended and Restated Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(x)	Amended and Restated Plan with respect to Investment Trust pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(y)	Amended and Restated Multi-Distribution System Plan with respect to Investment Trust pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(z)	Amended and Restated Multi-Distribution System Plan with respect to Investment Trust, dated October 1, 2003, pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(aa)	Amended and Restated Multi-Distribution System Plan with respect to Investment Trust, dated January 31, 2003, pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(11)	Opinion of Ropes & Gray LLP, including consent, to be filed by Pre-Effective Amendment.

(12)	Form of Opinion of Willkie Farr & Gallagher LLP as to Tax Matters to be filed by Pre-Effective Amendment.

(13)

(a)	Transfer Agency and Service Agreement with fee schedule between the Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(b)	Revised fee schedule dated October 6, 1995 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(c)	Form of revised fee schedule dated October 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(d)	Transfer Agency Fee Schedule between the Registrant, on behalf of Scudder Classic Growth Fund, and Kemper Service Company dated January 1, 1999 is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(e)	Agency Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Service Company dated April 1998 is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(f)	Agency Agreement between the Registrant on behalf of Scudder Growth and Income Fund Class R shares and Scudder Large Company Growth Fund Class R shares, and Kemper Service

Company dated May 3, 1999 is incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(g)	Agency Agreement between the Registrant (on behalf of Scudder Capital Growth Fund, Scudder Dividend & Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, and Scudder Small Company Stock Fund) and Kemper Service Company, dated November 13, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(h)	COMPASS Service Agreement and fee schedule between the Registrant and Scudder Trust Company dated January 1, 1990 is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(i)	COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(j)	Fee Schedule for Services Provided Under Compass and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(k)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(l)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(m)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(n)	Amendment No. 1 dated August 31, 1999 to the Fund Accounting Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Scudder Fund Accounting Corporation is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(o)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund Accounting Corporation dated July 30, 1998 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(p)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund Accounting Corporation dated July 30, 1998 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(q)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund Accounting Corporation dated June 1, 1998 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(r)	Fund Accounting Fee Schedule between the Registrant, on behalf of Scudder Large Company Growth Fund—Class R Shares, and Scudder Fund Accounting Corporation dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(s)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund Accounting Corporation dated March 2, 1998 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(t)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Fund Accounting Corporation, dated July 17, 2000 is incorporated herein by reference to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(u)	Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Stock Fund and Scudder Fund Accounting Corporation, dated July 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(v)	Revised Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Capital Growth Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(w)	Revised Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Dividend & Growth Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(x)	Revised Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(y)	Revised Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Fund Accounting Corporation dated November 13, 2000 is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(z)	Revised Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Small Company Stock Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(aa)	Investment Accounting Agreement between the Registrant, on behalf of Scudder S&P 500 Index Fund and Scudder Fund Accounting Corporation dated August 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(bb)	Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990 is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(cc)	Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Quality Growth Fund and Scudder Growth and Income Fund) dated June 8, 1995 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(dd)	Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April 1998 is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(ee)	Amendment No. 1 to the Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated August 31, 1999, is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(ff)	Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services, Inc., dated May 3, 1999, is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(gg)	Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor Services, Inc., dated May 3, 1999, is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(hh)	Administrative Services Agreement between the Registrant (on behalf of Scudder Capital Growth Fund, Scudder Dividend & Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500 Index Fund, Scudder Small Company Stock Fund and Scudder Kemper Investments, Inc.), dated July 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(ii)	Amended and Restated Administrative Services Agreement between the Registrant (on behalf of Scudder Capital Growth Fund, Scudder Dividend & Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500 Index Fund, and Scudder Small Company Stock Fund), dated November 13, 2000, is incorporated herein by reference to Post

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Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(jj)	Shareholder Services Agreement between the Registrant (on behalf of Scudder Capital Growth Fund, Scudder Dividend & Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500 Index Fund, and Scudder Small Company Stock Fund) and Kemper Distributors, Inc., dated November 13, 2000, is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(kk)	Shareholder Services Agreement For Class A, Class B and Class C Shares between the Registrant and Scudder Distributors, Inc., dated April 5, 2002, is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(ll)	Amendment No. 1 to the Transfer Agency and Services Agreement between the Registrant and Scudder Service Corporation, dated June 11, 2002, is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(mm)	Amended and Restated Administrative Services Agreement between the Registrant (on behalf of Scudder Capital Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500 Index Fund, and Scudder Small Company Stock Fund) and Deutsche Investment Management Americas Inc., dated August 19, 2002, is incorporated herein by reference to Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(nn)	Fund Accounting Services Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000, is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(oo)	Amendment No. 1 to the Agency Agreement between Global/International Fund, Inc. and Scudder Investments Service Company, dated June 11, 2002, is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(pp)	Amendment, dated January 1, 2003, to the Administrative Services Agreement, dated December 29, 2000, is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(qq)	Contractual Expense Limitations effective October 1, 2003 through September 30, 2005 is incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-13628 and 811-43).

(14)

(a)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to Scudder Capital Growth Fund, to be filed by Pre-Effective Amendment.

(b)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm to Scudder Growth Fund, to be filed by Pre-Effective Amendment.

(15)	Not Applicable.

(16)	Power of Attorney is filed herein as Exhibit 16.

(17)	Form of Letters of Indemnity to be filed by Pre-Effective Amendment.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the registrant, in the City of Boston and The Commonwealth of Massachusetts on the 15th day of November, 2004.

INVESTMENT TRUST

By:	/s/ JULIAN F. SLUYTERS
Julian F. Sluyters Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ CHARLES A. RIZZO Charles A. Rizzo	Treasurer	November 15, 2004

/S/ HENRY P. BECTON, JR. Henry P. Becton, Jr.*	Trustee	November 15, 2004

/S/ DAWN-MARIE DRISCOLL Dawn-Marie Driscoll*	Trustee	November 15, 2004

/S/ KEITH R. FOX Keith R. Fox*	Trustee	November 15, 2004

/S/ LOUIS E. LEVY Louis E. Levy*	Trustee	November 15, 2004

/S/ JEAN GLEASON STROMBERG Jean Gleason Stromberg*	Trustee	November 15, 2004

/S/ JEAN C. TEMPEL Jean C. Tempel*	Trustee	November 15, 2004

/S/ CARL W. VOGT Carl W. Vogt*	Trustee	November 15, 2004

/S/ JULIAN F. SLUYTERS Julian F. Sluyters	Chief Executive Officer	November 15, 2004

*By:	/s/ CAROLINE PEARSON
Caroline Pearson** Assistant Secretary Dated November 15, 2004

** Attorney-in-fact pursuant to Power of Attorney filed herein as Exhibit 16.

EXHIBIT INDEX

(16) Power of Attorney – Exhibit 16